Other financial assets and liabilities	12 Months Ended
Dec. 31, 2018
Other financial assets and liabilities
Other financial assets and liabilities

13.   Other financial assets and liabilities

	Current		Non-Current
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
Other financial assets
Financial investments	32	18	—	—
Loans	—	—	153	151
Derivative financial instruments (note 25)	39	106	392	453
Investments in equity securities (note 14)	—	—	987	—
Related parties - Loans (note 31)	364	1,898	1,612	2,628
	435	2,022	3,144	3,232
Other financial liabilities
Derivative financial instruments (note 25)	470	104	344	686
Related parties (note 31)	1,134	882	960	975
Participative stockholders' debentures	—	—	1,407	1,233
	1,604	986	2,711	2,894

Participative stockholders’ debentures

At the time of its privatization in 1997, the Company issued debentures to then-existing stockholders, including the Brazilian Government. The debentures’ terms were set to ensure that pre-privatization stockholders would participate in potential future benefits that might be obtained from exploration of mineral resources.

A total of 388,559,056 debentures were issued with a par value of R$0.01 (one cent of Brazilian Real) and are inflation-indexed to the General Market Price Index (“IGP-M”), as set forth in the Issue Deed. The Company paid as remuneration the amount of US$148 and US$147, respectively, for the year ended December 31, 2018 and 2017.